Consolidated Statements of Changes in Shareholders' Equity - CAD shares in Millions, CAD in Millions	Total	Common shares	Common shares in Share Trusts	Additional paid-in capital	Accumulated other comprehensive loss	Retained earnings
Shareholders', common share, beginning balance (in shares) at Dec. 31, 2013		830.6	0.0
Shareholders' equity, beginning balance at Dec. 31, 2013	CAD 12,953	CAD 3,795	CAD 0	CAD 220	CAD (1,850)	CAD 10,788
Net income	3,167					3,167
Stock options exercised (shares)		1.2
Stock options exercised	25	CAD 31		(6)
Stock-based compensation expense	16			16
Modification of stock-based compensation awards	209			209
Shares repurchase programs (in shares)		(22.4)
Share repurchase programs	(1,505)	CAD (108)				(1,397)
Other comprehensive income (loss)	(577)				(577)
Dividends	CAD (818)					(818)
Shareholders', common share, ending balance (in shares) at Dec. 31, 2014	809.4	809.4	0.0
Shareholders' equity, ending balance at Dec. 31, 2014	CAD 13,470	CAD 3,718	CAD 0	439	(2,427)	11,740
Net income	3,538					3,538
Stock options exercised (shares)		2.5
Stock options exercised	74	CAD 91		(17)
Settlement of other equity settled awards	(4)	CAD 4		(8)
Stock-based compensation expense	58			61		(3)
Shares repurchase programs (in shares)		(23.3)
Share repurchase programs	(1,750)	CAD (108)				(1,642)
Share purchases by Share Trusts (in shares)		(1.4)	1.4
Share purchases by Shares Trusts	(100)		CAD (100)
Other comprehensive income (loss)	660				660
Dividends	CAD (996)					(996)
Shareholders', common share, ending balance (in shares) at Dec. 31, 2015	788.6	787.2	1.4
Shareholders' equity, ending balance at Dec. 31, 2015	CAD 14,950	CAD 3,705	CAD (100)	475	(1,767)	12,637
Net income	3,640					3,640
Stock options exercised (shares)		1.6
Stock options exercised	61	CAD 73		(12)
Settlement of other equity settled awards	(59)	CAD 79		(138)
Stock-based compensation expense	59			62		(3)
Shares repurchase programs (in shares)		(26.4)
Share repurchase programs	(2,000)	CAD (127)				(1,873)
Share purchases by Share Trusts (in shares)		(0.7)	0.7
Share purchases by Shares Trusts	(60)		CAD (60)
Share settlements by Share Trust (in shares)		0.3	(0.3)
Share settlements by Share Trust	0		CAD 23	(23)
Other comprehensive income (loss)	(591)				(591)
Dividends	CAD (1,159)					(1,159)
Shareholders', common share, ending balance (in shares) at Dec. 31, 2016	763.8	762.0	1.8
Shareholders' equity, ending balance at Dec. 31, 2016	CAD 14,841	CAD 3,730	CAD (137)	CAD 364	CAD (2,358)	CAD 13,242